Reverse Recapitalization - Additional information (Details) $ / shares in Units, € in Thousands			12 Months Ended
	Dec. 14, 2022 EUR (€)	Dec. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)
Reverse Recapitalization
Par value of shares issued (per shares)		$ 9.9
Par value per share			$ 0.000001
Expense from share based payment transactions | €	€ 74,540
Listing and associated expenses | €				€ 9,650
Listing and associate expenses recognised in profit or loss | €				1,570
LGHL ordinary shares
Reverse Recapitalization
Par value per share			1
PCAC
Reverse Recapitalization
Par value of shares issued (per shares)		$ 9.9
Reverse recapitalization costs | €				85,760
Expense from share based payment transactions | €	€ 74,540			74,540
Listing and associated expenses | €				€ 11,220
PCAC | LGHL ordinary shares
Reverse Recapitalization
Number of shares issued | shares		15,327,225
Issue of equity | $		$ 153,270,000
Effect of share subdivision as part of reverse recapitalization | LGHL ordinary shares
Reverse Recapitalization
Par value per share			$ 0.000001
Stockholders' equity note stock split, conversion ratio			1,000,000:1
Stock issued during period shares, stock splits | shares			1,000,000
Effect of share redesignation as part of reverse recapitalization
Reverse Recapitalization
Share capital authorized | $			$ 50,000
Effect of share redesignation as part of reverse recapitalization | LGHL convertible preference shares
Reverse Recapitalization
Par value per share			$ 0.000001
Stock issued during period shares, stock splits | shares			1
Effect of share redesignation as part of reverse recapitalization | LGHL ordinary shares
Reverse Recapitalization
Par value per share			$ 0.000001
Stock issued during period shares, stock splits | shares			49,984,999,999
Non-voting shares | Effect of share redesignation as part of reverse recapitalization
Reverse Recapitalization
Par value per share			$ 0.000001
Stock issued during period shares, stock splits | shares			15,000,000